Fees Summary	Mar. 19, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 157,330,672.88
Total Fee Amount	21,727.35
Total Offset Amount	0.00
Net Fee	$ 21,727.35
Offering Table N/A
Offset Table N/A	N/A